EQUITY - Preferred Securities Held by Brookfield (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Beginning balance	$ 13,000	$ 11,337	$ 11,053
Subscriptions during the year	3,262	1,094	715
Ending balance	18,465	13,000	11,337
Preferred securities
Beginning balance	15	15	15
Subscriptions during the year	1,475	0
Ending balance	$ 1,490	$ 15	$ 15